Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 99.4%
Communication Services 12.2%
Entertainment 4.4%
Activision Blizzard, Inc.	243,444	16,196,329
Live Nation Entertainment, Inc.* (a)	160,762	19,241,604
Netflix, Inc.*	47,602	28,677,349
Roku, Inc.* (a)	31,704	7,234,853
Spotify Technology SA*	87,191	20,405,310
Walt Disney Co.*	101,049	15,651,479
		107,406,924
Interactive Media & Services 7.0%
Alphabet, Inc. "A"*	20,479	59,328,482
Alphabet, Inc. "C"*	22,061	63,835,489
Match Group, Inc.* (a)	168,002	22,218,264
Meta Platforms, Inc. "A"*	70,293	23,643,051
		169,025,286
Wireless Telecommunication Services 0.8%
T-Mobile U.S., Inc.*	163,596	18,973,864
Consumer Discretionary 13.4%
Diversified Consumer Services 1.0%
Chegg, Inc.*	205,893	6,320,915
Terminix Global Holdings, Inc.*	400,538	18,116,334
		24,437,249
Hotels, Restaurants & Leisure 1.2%
DraftKings, Inc. "A"* (a)	115,050	3,160,424
McDonald's Corp.	50,078	13,424,409
Planet Fitness, Inc. "A"*	145,622	13,190,441
		29,775,274
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.*	33,870	112,934,096
Multiline Retail 0.5%
Dollar General Corp.	53,351	12,581,766
Specialty Retail 4.3%
Burlington Stores, Inc.*	67,759	19,752,426
CarMax, Inc.*	167,221	21,777,191
Home Depot, Inc.	148,973	61,825,285
		103,354,902
Textiles, Apparel & Luxury Goods 1.7%
Lululemon Athletica, Inc.*	63,240	24,755,298
NIKE, Inc. "B"	100,832	16,805,669
		41,560,967

Consumer Staples 2.1%
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	57,645	32,725,067
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	46,652	17,270,570
Financials 4.6%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	249,293	34,095,804
Consumer Finance 1.0%
American Express Co.	77,943	12,751,475
SoFi Technologies, Inc.* (a)	796,298	12,589,471
		25,340,946
Insurance 2.2%
Progressive Corp.	510,328	52,385,169
Health Care 11.6%
Biotechnology 0.3%
Exact Sciences Corp.*	93,661	7,289,636
Health Care Equipment & Supplies 5.1%
Danaher Corp.	143,998	47,376,782
DexCom, Inc.*	73,195	39,302,055
Hologic, Inc.*	355,859	27,244,565
The Cooper Companies, Inc.	21,892	9,171,435
		123,094,837
Health Care Providers & Services 0.5%
agilon health, Inc.* (a)	438,693	11,844,711
Life Sciences Tools & Services 4.2%
Charles River Laboratories International, Inc.*	56,473	21,277,897
Thermo Fisher Scientific, Inc.	121,253	80,904,852
		102,182,749
Pharmaceuticals 1.5%
Zoetis, Inc.	143,253	34,958,029
Industrials 8.2%
Aerospace & Defense 0.3%
TransDigm Group, Inc.*	12,429	7,908,324
Building Products 0.7%
Trex Co., Inc.*	122,651	16,561,565
Electrical Equipment 2.4%
AMETEK, Inc.	234,138	34,427,651
Generac Holdings, Inc.*	68,104	23,967,160
		58,394,811
Industrial Conglomerates 0.8%
Roper Technologies, Inc.	37,993	18,687,237
Machinery 0.4%
Deere & Co.	28,740	9,854,659

Professional Services 2.6%
TransUnion	303,498	35,988,793
Verisk Analytics, Inc.	112,598	25,754,540
		61,743,333
Road & Rail 1.0%
Norfolk Southern Corp.	52,318	15,575,592
Uber Technologies, Inc.*	218,913	9,179,022
		24,754,614
Information Technology 44.5%
IT Services 6.8%
Cloudflare, Inc. "A"*	95,540	12,563,510
Fiserv, Inc.*	168,993	17,539,783
Global Payments, Inc.	148,309	20,048,411
Mastercard, Inc. "A"	134,196	48,219,307
PayPal Holdings, Inc.*	84,016	15,843,737
Twilio, Inc. "A"*	86,282	22,721,502
Visa, Inc. "A" (a)	126,017	27,309,144
		164,245,394
Semiconductors & Semiconductor Equipment 7.7%
Advanced Micro Devices, Inc.*	217,789	31,339,837
Analog Devices, Inc.	139,813	24,574,931
Applied Materials, Inc.	182,270	28,682,007
MKS Instruments, Inc.	78,453	13,664,159
NVIDIA Corp.	294,579	86,638,630
		184,899,564
Software 20.0%
Adobe, Inc.*	81,574	46,257,352
Avalara, Inc.*	79,533	10,268,506
DocuSign, Inc.*	61,403	9,352,291
Dynatrace, Inc.*	238,149	14,372,292
Five9, Inc.*	99,276	13,632,580
Intuit, Inc.	54,703	35,186,064
Microsoft Corp.	706,640	237,657,165
RingCentral, Inc. "A"*	49,112	9,201,133
salesforce.com, Inc.*	130,473	33,157,103
ServiceNow, Inc.*	59,443	38,585,046
Synopsys, Inc.*	98,768	36,396,008
		484,065,540
Technology Hardware, Storage & Peripherals 10.0%
Apple, Inc.	1,353,001	240,252,388
Materials 1.1%
Chemicals 0.5%
Ecolab, Inc.	52,712	12,365,708
Construction Materials 0.6%
Vulcan Materials Co.	68,763	14,273,823

Real Estate 1.7%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	20,967	17,734,727
Prologis, Inc.	138,136	23,256,577
		40,991,304
Total Common Stocks (Cost $822,444,119)		2,400,236,110

Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $49,490,673)	49,490,673	49,490,673

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.05% (b) (Cost $17,900,449)	17,900,449	17,900,449

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $889,835,241)	102.2	2,467,627,232
Other Assets and Liabilities, Net	(2.2)	(53,338,911)
Net Assets	100.0	2,414,288,321
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
104,537,510	—	55,046,837 (d)	—	—	14,976	—	49,490,673	49,490,673
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.05% (b)
8,180,584	88,911,904	79,192,039	—	—	1,040	—	17,900,449	17,900,449
112,718,094	88,911,904	134,238,876	—	—	16,016	—	67,391,122	67,391,122
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $47,862,493, which is 2.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,400,236,110	$—	$—	$2,400,236,110
Short-Term Investments (a)	67,391,122	—	—	67,391,122
Total	$2,467,627,232	$—	$—	$2,467,627,232
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCGF-PH1
R-080548-1 (1/23)